Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Analysis of Consolidated Statements of Operations
The
amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
	2020	2021	2022
Time charter revenues	101,837,425	105,966,167	114,996,842
Bareboat revenues	16,876,956	9,624,684	2,340,791
Voyage charter revenues	25,161,401	33,813,496	32,156,474
Other income	1,127,239	800,180	3,266,781

Total	145,003,021	150,204,527	152,760,888